Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,359	$ 1,433	$ 675
Deliveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,194	663	148
Mobility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	869	639	456
Financial Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	184	71	27
Enterprise and new initiatives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	112	60	44
SINGAPORE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	480	302	283
MALAYSIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	673	509	108
INDONESIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	605	275	79
PHILIPPINES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	200	125	81
THAILAND
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	205	109	76
Rest of Southeast Asia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 196	$ 113	$ 48